ORGANIZATION, BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)		12 Months Ended
	Jul. 27, 2016 shares	Dec. 31, 2022 USD ($) a	Dec. 31, 2021
Area of land | a		154,000
Exchange rates amount		$ 47,913
Cost of fees		$ 11,499
Other Machinery and Equipment [Member]
Property and equipment estimated useful Life		10 years
Vehicles [Member]
Property and equipment estimated useful Life		5 years
Computer Equipment [Member]
Property and equipment estimated useful Life		3 years
Brazilian Real Investment [Member]
Cash insurred		$ 250,000
Mineracao Jupiter Ltd [Member]
Ownership percentage	99.99%	99.99%	99.99%
Number of shares issued | shares	4,000,000
Atlas Lthium Corp [Member]
Ownership percentage	100.00%	28.72%